Reckoner BBB-B CLO ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 95.2%	Par	Value
AGL CLO 35 Ltd., Series 2024-35A, Class D1, 6.52% (3 mo. Term SOFR + 2.85%), 01/21/2038 (a)	$1,000,000	$990,081
AGL CLO 44 Ltd., Series 2025-44A, Class D1, 6.45% (3 mo. Term SOFR + 2.50%), 10/22/2037 (a)	1,000,000	987,987
Aimco CLO Series 2017-A, Series 2017-AA, Class D1R2, 6.07% (3 mo. Term SOFR + 2.40%), 01/20/2038 (a)	1,000,000	986,762
Apidos CLO XLII Ltd., Series 2022-42A, Class D1R, 6.12% (3 mo. Term SOFR + 2.45%), 04/20/2038 (a)	1,000,000	987,825
Apidos CLO XLIV Ltd., Series 2023-44A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 10/26/2037 (a)	1,000,000	1,001,911
ARES LVII CLO Ltd., Series 2020-57A, Class D1R2, 6.42% (3 mo. Term SOFR + 2.75%), 10/25/2038 (a)	1,000,000	979,001
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class D1, 6.27% (3 mo. Term SOFR + 2.60%), 03/31/2038 (a)	1,000,000	981,044
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 10/20/2037 (a)	1,000,000	1,000,057
Carlyle US CLO 2021-2 Ltd., Series 2021-2A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 04/20/2038 (a)	1,000,000	992,059
Carlyle US CLO 2021-2 Ltd., Series 2021-2A, Class ER, 8.57% (3 mo. Term SOFR + 4.90%), 04/20/2038 (a)	400,000	385,124
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class DR, 8.52% (3 mo. Term SOFR + 4.85%), 01/15/2039 (a)	1,000,000	976,815
Garnet CLO 2 Ltd., Series 2025-2A, Class E, 9.33% (3 mo. Term SOFR + 5.25%), 10/20/2038 (a)	1,500,000	1,471,313
Goldentree Loan Management US CLO 23 Ltd., Series 2024-23A, Class E, 8.67% (3 mo. Term SOFR + 5.00%), 01/20/2039 (a)	1,000,000	978,316
Generate CLO 20 Ltd., Series 2024-20A, Class E, 9.02% (3 mo. Term SOFR + 5.35%), 01/25/2038 (a)	1,500,000	1,469,405
HPS Loan Management 2025-26 Ltd., Series 2025-26A, Class E, 9.02% (3 mo. Term SOFR + 5.35%), 07/20/2038 (a)	1,000,000	986,348
KKR CLO 58 Ltd., Series 2025-58A, Class E, 9.28% (3 mo. Term SOFR + 5.30%), 10/15/2038 (a)	1,000,000	989,260
Madison Park Funding XL-R Ltd., Series 2025-40RA, Class E, 9.76% (3 mo. Term SOFR + 5.80%), 10/16/2038 (a)	1,500,000	1,449,647
Madison Park Funding LXXIII Ltd., Series 2025-73A, Class D1, 6.71% (3 mo. Term SOFR + 2.75%), 10/17/2038 (a)	1,500,000	1,477,092
Magnetite XXXIV Ltd., Series 2023-34A, Class D1R, 6.22% (3 mo. Term SOFR + 2.55%), 01/15/2038 (a)	1,500,000	1,480,383
Neuberger Berman Loan Advisors CLO 29 Ltd., Series 2018-29A, Class ER, 8.92% (3 mo. Term SOFR + 5.25%), 01/19/2039 (a)	1,500,000	1,472,928
Octagon 73 Ltd., Series 2025-4A, Class E, 9.07% (3 mo. Term SOFR + 5.10%), 10/20/2038 (a)	1,500,000	1,475,003
Orion CLO 2023-1 Ltd., Series 2023-1A, Class D1R, 6.57% (3 mo. Term SOFR + 2.90%), 10/25/2038 (a)	1,000,000	980,283
Texas Debt Capital CLO 2023-I Ltd., Series 2023-1A, Class D1R, 6.42% (3 mo. Term SOFR + 2.75%), 07/20/2038 (a)	1,400,000	1,392,073
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $26,368,944)		25,890,717

TOTAL INVESTMENTS - 95.2% (Cost $26,368,944)		25,890,717
Money Market Deposit Account - 2.5% (b)		674,546
Other Assets in Excess of Liabilities - 2.3%		618,741
TOTAL NET ASSETS - 100.0%		$27,184,004

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $25,890,717 or 95.2% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Reckoner BBB-B CLO ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$25,890,717	$–	$25,890,717
Total Investments	$–	$25,890,717	$–	$25,890,717

Refer to the Schedule of Investments for further disaggregation of investment categories.